Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of the Assets Acquired, and the Associated Consideration
Details of the assets acquired, and the associated consideration, are shown in the table below.

all figures in £ millions	2019
Intangible assets	23
Trade and other receivables	1
Trade and other liabilities	(2)
Net assets acquired	22
Goodwill	18
Total	40
Satisfied by:
Cash	40
Total consideration	40

Schedule of Cash Flow on Acquisitions

All figures in £ millions	2019	2018	2017
Cash flow on acquisitions
Cash – current year acquisitions	(40)	—	—
Deferred payments for prior year acquisitions and other items	(5)	(5)	(11)

Net cash outflow	(45)	(5)	(11)